Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Interest income:
Loans	$ 2,843	$ 2,824	$ 11,338	$ 11,740
Investments and mortgage-backed securities	1,039	855	3,894	3,218
Total interest income	3,882	3,679	15,232	14,958
Interest expense:
Deposits	499	586	2,130	2,432
Borrowed funds	59	62	245	224
Total interest expense	558	648	2,375	2,656
Net interest income	3,324	3,031	12,857	12,302
Provision for (recovery of) loan losses	(104)	160	(348)	(132)
Net interest income after provision for (recovery of) loan losses	3,428	2,871	13,205	12,434
Other income:
Service charges	723	667	2,747	2,556
Gain on sale of loans	75	25	176	166
Loss on sale of investments	(122)	0	(432)	0
Gain (loss) on sale of other real estate owned	22	(2)	169	4
Gain (loss) on sale of fixed assets	(6)	(80)	(6)	56
Income from bank owned life insurance	129	133	529	495
Other	35	4	213	420
Total other income	856	747	3,396	3,697
Other expense:
Compensation and employee benefits	2,185	1,773	7,957	7,197
Premises and occupancy expense	265	339	1,187	1,258
Deposit insurance premium	87	100	364	369
Advertising expense	75	109	364	348
Data processing expense	310	375	1,359	1,444
Provision for loss on real estate owned	22	8	22	9
Intangible amortization	28	33	118	143
Professional fees	165	167	774	834
Other operating expenses	330	340	1,495	1,590
Total other expense	3,467	3,244	13,640	13,192
Income before income taxes	817	374	2,961	2,939
Income tax provision	122	21	425	659
Net income	$ 695	$ 353	$ 2,536	$ 2,280
Basic and diluted earnings per share (in dollars per share)	$ 0.16	$ 0.07	$ 0.57	$ 0.47